13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2008
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC	        07/17/2008
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 52
                                        ----------------------

Form 13F Information Table Value Total:  271,906
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6637    95375 SH       Sole                    93000              2375
                                                              4527    65050 SH       Defined                 65050
AFLAC Inc.                     COM              001055102     2207    35144 SH       Sole                    34294               850
                                                              1614    25700 SH       Defined                 25700
Ambac Financial Group, Inc.    COM              023139108       25    19000 SH       Sole                    19000
American Express Co.           COM              025816109     6823   181133 SH       Sole                   177208              3925
                                                              3974   105500 SH       Defined                105500
Aon Corp.                      COM              037389103     4812   104750 SH       Sole                   102675              2075
                                                              2593    56450 SH       Defined                 56450
Apollo Group Inc. - CL A       COM              037604105     6339   143225 SH       Sole                   140125              3100
                                                              3949    89225 SH       Defined                 89225
Berkshire Hathaway - CL A      COM              084670108    41176      341 SH       Sole                      341
                                                              8694       72 SH       Defined                    72
Berkshire Hathaway - CL B      COM              084670207     9809     2445 SH       Sole                     2370                75
Cadbury PLC - Spons ADR        COM              12721E102     6548   130122 SH       Sole                   127395              2727
                                                              4330    86048 SH       Defined                 86048
Capital One Financial Corp.    COM              14040H105     3599    94675 SH       Sole                    90650              4025
                                                              1366    35925 SH       Defined                 35925
Cisco Systems, Inc.            COM              17275R102     3429   147400 SH       Sole                   143875              3525
                                                              2525   108550 SH       Defined                108550
Coach Inc.                     COM              189754104     6606   228750 SH       Sole                   223450              5300
                                                              4609   159600 SH       Defined                159600
Diageo plc-Spons ADR           COM              25243Q205     7396   100125 SH       Sole                    97700              2425
                                                              4959    67125 SH       Defined                 67125
DuPont                         COM              263534109     7218   168300 SH       Sole                   164425              3875
                                                              4533   105700 SH       Defined                105700
E. W. Scripps Co.              COM              811054204     6583   158465 SH       Sole                   154460              4005
                                                              4565   109895 SH       Defined                109895
Fidelity National Information  COM              31620M106     5224   141525 SH       Sole                   138175              3350
                                                              3063    82999 SH       Defined                 82999
Medtronic Inc.                 COM              585055106     9093   175704 SH       Sole                   171629              4075
                                                              5313   102675 SH       Defined                102675
Microsoft Corp.                COM              594918104     4831   175600 SH       Sole                   171075              4525
                                                              4119   149725 SH       Defined                149725
Moody's Corp.                  COM              615369105     4351   126350 SH       Sole                   123525              2825
                                                              3026    87875 SH       Defined                 87875
Oracle Corp.                   COM              68389X105     7429   353750 SH       Sole                   345925              7825
                                                              5294   252075 SH       Defined                252075
Praxair, Inc.                  COM              74005P104     4995    53000 SH       Sole                    51700              1300
                                                              3828    40625 SH       Defined                 40625
Tiffany & Co.                  COM              886547108     6650   163200 SH       Sole                   159700              3500
                                                              4472   109750 SH       Defined                109750
United Technologies Corp.      COM              913017109     5909    95772 SH       Sole                    93522              2250
                                                              4145    67175 SH       Defined                 67175
Viacom Inc. - CL B             COM              92553P201     4142   135638 SH       Sole                   132638              3000
                                                              1032    33787 SH       Defined                 33787
Zimmer Holdings Inc.           COM              98956P102     2950    43350 SH       Sole                    42300              1050
                                                              2079    30550 SH       Defined                 30550
eBay Inc.                      COM              278642103     3541   129550 SH       Sole                   126625              2925
                                                              4144   151625 SH       Defined                151625
CIE Financiere Richemont- Br.                   7151116        464     8300 SH       Sole                     8300
MDT 1/09 Call Strk $30         call             5GP998008      365      170 SH       Sole                      170